Leasehold Improvement and Equipment, Net - Schedule of Leasehold Improvements and Equipment (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 12,636	$ 27,125
Computer equipment and software	65,090	46,120
Leasehold improvements	65,298	83,413
Leasehold improvement and equipment, gross	143,024	156,658
Less: accumulated depreciation	(74,577)	(56,001)
Leasehold improvement and equipment, net	$ 68,447	$ 100,656